Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (2,175,000)	$ 2,122,000			$ (4,634,000)	$ 3,036,000		$ 139,000	$ 15,069,000
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Income from cash and investments held in Trust Account	(215,000)	(471,000)			(488,000)	(1,392,000)		(2,278,000)	(4,600,000)
Change in fair value of warrant liability					1,569,000	(74,000)			(12,453,000)
Write-off contingent warrants associated with shares redeemed						(130,000)		(130,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					(391,000)	(134,000)		(6,000)	175,000
Accounts payable					1,873,000	(60,000)		(11,000)	(60,000)
Accrued liabilities and other current liabilities					1,403,000	(1,995,000)		1,311,000	343,000
Net cash used in operating activities					(668,000)	(619,000)		(975,000)	(1,526,000)
Cash flows from investing activities:
Cash deposited in Trust Account						(900,000)		(1,800,000)
Cash withdrawn from Trust Account to pay redemptions					42,661,000	265,050,000		265,050,000
Net cash used in investing activities					42,661,000	264,150,000		263,250,000
Cash flows from financing activities:
Redemption of 3,797,169 and 26,068,281 Class A common shares in 2024 and 2023, respectively					(42,661,000)	(265,050,000)		(265,050,000)
Advances and repayment of promissory note – related party								(30,000)	785,000
Proceeds of Extension Promissory Note – related party								2,726,000
Repayment of notes payable to related parties						(30,000)
Proceeds of Extension Promissory Note – related party					646,000	1,454,000
Net cash provided by financing activities					(42,015,000)	(263,626,000)		(262,354,000)	785,000
Net (decrease)/ increase in cash					(22,000)	(95,000)		(79,000)	(741,000)
Cash at the beginning of the period					22,000	101,000		101,000	842,000
Cash at the end of the period		6,000		$ 6,000		6,000	$ 22,000	22,000	101,000
Supplemental disclosure of non-cash investing and financing activities:
Settlement and release of liabilities								2,961,000
Stardust Power Inc And Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	(2,694,362)	(1,739,280)		(1,984,785)	(4,093,575)		(3,793,585)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	58,125				117,724		58,536
Change in fair value of investment in equity securities	108,014				162,672		(18,556)
Change in fair value of SAFE notes	847,100				955,000		212,200
Change in fair value of convertible notes	471,400				471,400
Depreciation expense					505		6
SAFE note issuance costs		436,647	[1]	436,647 [1]			466,302
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(12,540)	(65,185)		(426,497)
Accounts payable				253,598	266,068		310,281
Accrued liabilities and other current liabilities				395,869	81,465		208,107
Due to related parties				247,119
Net cash used in operating activities				(664,092)	(2,103,926)		(2,983,206)
Cash flows from investing activities:
Pre-acquisition capital project costs				(25,000)	(442,966)		(100,000)
Investment in other long term assets					(50,000)
Investment in equity securities							(200,000)
Purchase of computer and equipment					(7,421)		(1,974)
Net cash used in investing activities				(25,000)	(500,387)		(301,974)
Cash flows from financing activities:
Proceeds from early exercise of stock option awards							14,850
Proceeds from investor for issuance of SAFE notes					200,000		5,000,000
Proceeds from investor deposits				2,000,000
Proceeds from stock issuance				90			87
Proceeds from issuance of notes payable to related parties				1,000,000			1,000,000
Repayment of notes payable to related parties				(1,000,000)
Payment of SAFE note issuance cost to related parties				(435,000)			(435,000)
Deposit received for PIPE Investments					75,002
Proceeds from issuance of convertible notes					2,100,000
Deferred transaction costs paid					(346,401)		(95,900)
Proceeds from short term loan, net of repayment							72,967
Repayment of notes payable to related parties							(1,000,000)
Repayment of short term loan					(48,143)
Repurchase of unvested shares					(6,003)
Net cash provided by financing activities				1,565,090	1,974,455		4,557,004
Net (decrease)/ increase in cash				875,998	(629,858)		1,271,824
Cash at the beginning of the period					1,271,824
Cash at the end of the period	$ 641,966	$ 875,998		875,998	641,966	$ 875,998	1,271,824	$ 1,271,824
Supplemental disclosure for cash flow information:
Interest paid					2,189		7,667
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs					1,612,331		909,209
Unpaid SAFE note issuance costs				1,647			31,302
Unpaid amount for repurchase of unvested shares							$ 6,003
Unpaid pre-acquisition capital project costs					$ 27,253

[1]	Includes related party amounts of $Nil and $435,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $435,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.